                        SUPPLEMENT DATED MAY 1, 2018 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 20, 2018, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.


19781CBNY SUPP 5/1/18

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 20, 2018

                                                         PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         2%      4%      6%      8%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      3%      4%      6%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             2%      3%      5%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       3%      6%     10%     13%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        55%     41%     27%     12%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        6%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                        10%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            8%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       7%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             8%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     4%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    3%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 20, 2018

                                                         PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares               5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      4%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     CORE ASSET CLASS (20% TO 80%)          SPECIALTY ASSET CLASS (0% TO 20%)      FIXED INCOME ASSET CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche CROCI(R) U.S. VIP -- Class B    Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Sustainable U.S. Equity      Dreyfus Investment Portfolios -- MidCap
 Portfolio, Inc. Initial Shares           Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R) VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Franklin Mutual    Service Class Shares
 Shares VIP Fund -- Class 2 Shares       Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton          Fund(R)/VA -- Service Shares
 Foreign VIP Fund -- Class 2 Shares      PIMCO VIT High Yield Portfolio --
Franklin Templeton VIP Templeton Growth   Administrative Class Shares
 VIP Fund -- Class 2 Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares